BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Details)	Nov. 30, 2024
Miners And Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Office And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years